CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Cash and deposits in banks	$2,120,674.8	$2,761,829.9
Government bonds/Agency bonds	-	2,627.1
Money market funds	2,826.7	2,056.7
Repurchase agreements	2,127.0	1,342.7
Commercial paper	1,998.5	-

	$2,127,627.0	$2,767,856.4
Deposits in banks consisted of highly liquid time deposits that were readily convertible to known amounts of cash and were subject to an insignificant risk of changes in value.